Shareholder Report, Holdings (Details)	Mar. 31, 2025
Dow 2x Strategy Fund | Class A | Dow Jones Industrial Average Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.80%
Dow 2x Strategy Fund | Class A | Dow Jones Industrial Average Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
Dow 2x Strategy Fund | Class A | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Dow 2x Strategy Fund | Class A | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Dow 2x Strategy Fund | Class A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Dow 2x Strategy Fund | Class A | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Dow 2x Strategy Fund | Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Dow 2x Strategy Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Dow 2x Strategy Fund | Class A | Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Dow 2x Strategy Fund | Class A | United Health Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Dow 2x Strategy Fund | Class A | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Dow 2x Strategy Fund | Class A | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Dow 2x Strategy Fund | Class A | Visa Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Dow 2x Strategy Fund | Class A | Sherwin Williams Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Dow 2x Strategy Fund | Class A | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Dow 2x Strategy Fund | Class A | Mc Donalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Dow 2x Strategy Fund | Class A | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Dow 2x Strategy Fund | Class A | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Dow 2x Strategy Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.30%
Dow 2x Strategy Fund | Class C | Dow Jones Industrial Average Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.80%
Dow 2x Strategy Fund | Class C | Dow Jones Industrial Average Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
Dow 2x Strategy Fund | Class C | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Dow 2x Strategy Fund | Class C | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Dow 2x Strategy Fund | Class C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Dow 2x Strategy Fund | Class C | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Dow 2x Strategy Fund | Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Dow 2x Strategy Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Dow 2x Strategy Fund | Class C | Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Dow 2x Strategy Fund | Class C | United Health Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Dow 2x Strategy Fund | Class C | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Dow 2x Strategy Fund | Class C | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Dow 2x Strategy Fund | Class C | Visa Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Dow 2x Strategy Fund | Class C | Sherwin Williams Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Dow 2x Strategy Fund | Class C | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Dow 2x Strategy Fund | Class C | Mc Donalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Dow 2x Strategy Fund | Class C | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Dow 2x Strategy Fund | Class C | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Dow 2x Strategy Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.30%
Dow 2x Strategy Fund | Class H | Dow Jones Industrial Average Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.80%
Dow 2x Strategy Fund | Class H | Dow Jones Industrial Average Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
Dow 2x Strategy Fund | Class H | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Dow 2x Strategy Fund | Class H | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Dow 2x Strategy Fund | Class H | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Dow 2x Strategy Fund | Class H | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Dow 2x Strategy Fund | Class H | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Dow 2x Strategy Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Dow 2x Strategy Fund | Class H | Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Dow 2x Strategy Fund | Class H | United Health Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Dow 2x Strategy Fund | Class H | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Dow 2x Strategy Fund | Class H | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Dow 2x Strategy Fund | Class H | Visa Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Dow 2x Strategy Fund | Class H | Sherwin Williams Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Dow 2x Strategy Fund | Class H | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Dow 2x Strategy Fund | Class H | Mc Donalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Dow 2x Strategy Fund | Class H | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Dow 2x Strategy Fund | Class H | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Dow 2x Strategy Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.30%
Inverse Dow 2x Strategy Fund | Class A | Dow Jones Industrial Average Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(170.20%)
Inverse Dow 2x Strategy Fund | Class A | Dow Jones Industrial Average Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(27.20%)
Inverse Dow 2x Strategy Fund | Class C | Dow Jones Industrial Average Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(170.20%)
Inverse Dow 2x Strategy Fund | Class C | Dow Jones Industrial Average Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(27.20%)
Inverse Dow 2x Strategy Fund | Class H | Dow Jones Industrial Average Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(170.20%)
Inverse Dow 2x Strategy Fund | Class H | Dow Jones Industrial Average Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(27.20%)
NASDAQ-100 2x Strategy Fund | Class A | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
NASDAQ-100 2x Strategy Fund | Class A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
NASDAQ-100 2x Strategy Fund | Class A | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
NASDAQ-100 2x Strategy Fund | Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
NASDAQ-100 2x Strategy Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
NASDAQ-100 2x Strategy Fund | Class A | N A S D A Q 100 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.30%
NASDAQ-100 2x Strategy Fund | Class A | N A S D A Q 100 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.60%
NASDAQ-100 2x Strategy Fund | Class A | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
NASDAQ-100 2x Strategy Fund | Class A | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
NASDAQ-100 2x Strategy Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
NASDAQ-100 2x Strategy Fund | Class A | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
NASDAQ-100 2x Strategy Fund | Class A | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
NASDAQ-100 2x Strategy Fund | Class A | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
NASDAQ-100 2x Strategy Fund | Class A | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
NASDAQ-100 2x Strategy Fund | Class A | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
NASDAQ-100 2x Strategy Fund | Class A | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
NASDAQ-100 2x Strategy Fund | Class A | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
NASDAQ-100 2x Strategy Fund | Class A | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
NASDAQ-100 2x Strategy Fund | Class A | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
NASDAQ-100 2x Strategy Fund | Class C | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
NASDAQ-100 2x Strategy Fund | Class C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
NASDAQ-100 2x Strategy Fund | Class C | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
NASDAQ-100 2x Strategy Fund | Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
NASDAQ-100 2x Strategy Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
NASDAQ-100 2x Strategy Fund | Class C | N A S D A Q 100 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.30%
NASDAQ-100 2x Strategy Fund | Class C | N A S D A Q 100 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.60%
NASDAQ-100 2x Strategy Fund | Class C | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
NASDAQ-100 2x Strategy Fund | Class C | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
NASDAQ-100 2x Strategy Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
NASDAQ-100 2x Strategy Fund | Class C | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
NASDAQ-100 2x Strategy Fund | Class C | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
NASDAQ-100 2x Strategy Fund | Class C | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
NASDAQ-100 2x Strategy Fund | Class C | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
NASDAQ-100 2x Strategy Fund | Class C | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
NASDAQ-100 2x Strategy Fund | Class C | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
NASDAQ-100 2x Strategy Fund | Class C | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
NASDAQ-100 2x Strategy Fund | Class C | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
NASDAQ-100 2x Strategy Fund | Class C | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
NASDAQ-100 2x Strategy Fund | Class H | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
NASDAQ-100 2x Strategy Fund | Class H | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
NASDAQ-100 2x Strategy Fund | Class H | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
NASDAQ-100 2x Strategy Fund | Class H | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
NASDAQ-100 2x Strategy Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
NASDAQ-100 2x Strategy Fund | Class H | N A S D A Q 100 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.30%
NASDAQ-100 2x Strategy Fund | Class H | N A S D A Q 100 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.60%
NASDAQ-100 2x Strategy Fund | Class H | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
NASDAQ-100 2x Strategy Fund | Class H | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
NASDAQ-100 2x Strategy Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
NASDAQ-100 2x Strategy Fund | Class H | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
NASDAQ-100 2x Strategy Fund | Class H | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
NASDAQ-100 2x Strategy Fund | Class H | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
NASDAQ-100 2x Strategy Fund | Class H | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
NASDAQ-100 2x Strategy Fund | Class H | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
NASDAQ-100 2x Strategy Fund | Class H | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
NASDAQ-100 2x Strategy Fund | Class H | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
NASDAQ-100 2x Strategy Fund | Class H | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
NASDAQ-100 2x Strategy Fund | Class H | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Inverse NASDAQ-100 2x Strategy Fund | Class A | N A S D A Q 100 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.10%)
Inverse NASDAQ-100 2x Strategy Fund | Class A | N A S D A Q 100 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(182.40%)
Inverse NASDAQ-100 2x Strategy Fund | Class C | N A S D A Q 100 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.10%)
Inverse NASDAQ-100 2x Strategy Fund | Class C | N A S D A Q 100 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(182.40%)
Inverse NASDAQ-100 2x Strategy Fund | Class H | N A S D A Q 100 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.10%)
Inverse NASDAQ-100 2x Strategy Fund | Class H | N A S D A Q 100 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(182.40%)
Russell 2000 2x Strategy Fund | Class A | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Russell 2000 2x Strategy Fund | Class A | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Russell 2000 2x Strategy Fund | Class A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Russell 2000 2x Strategy Fund | Class A | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Russell 2000 2x Strategy Fund | Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Russell 2000 2x Strategy Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Russell 2000 2x Strategy Fund | Class A | Russell 2000 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	149.60%
Russell 2000 2x Strategy Fund | Class A | Russell 2000 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Russell 2000 2x Strategy Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Russell 2000 2x Strategy Fund | Class A | Vanguard Russell 2000 E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Russell 2000 2x Strategy Fund | Class A | I Shares Russell 2000 Index E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Russell 2000 2x Strategy Fund | Class A | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000 2x Strategy Fund | Class A | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000 2x Strategy Fund | Class A | F T A I Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000 2x Strategy Fund | Class A | Corcept Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000 2x Strategy Fund | Class A | South State Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000 2x Strategy Fund | Class A | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000 2x Strategy Fund | Class A | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000 2x Strategy Fund | Class A | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000 2x Strategy Fund | Class C | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Russell 2000 2x Strategy Fund | Class C | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Russell 2000 2x Strategy Fund | Class C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Russell 2000 2x Strategy Fund | Class C | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Russell 2000 2x Strategy Fund | Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Russell 2000 2x Strategy Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Russell 2000 2x Strategy Fund | Class C | Russell 2000 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	149.60%
Russell 2000 2x Strategy Fund | Class C | Russell 2000 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Russell 2000 2x Strategy Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Russell 2000 2x Strategy Fund | Class C | Vanguard Russell 2000 E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Russell 2000 2x Strategy Fund | Class C | I Shares Russell 2000 Index E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Russell 2000 2x Strategy Fund | Class C | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000 2x Strategy Fund | Class C | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000 2x Strategy Fund | Class C | F T A I Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000 2x Strategy Fund | Class C | Corcept Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000 2x Strategy Fund | Class C | South State Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000 2x Strategy Fund | Class C | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000 2x Strategy Fund | Class C | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000 2x Strategy Fund | Class C | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000 2x Strategy Fund | Class H | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Russell 2000 2x Strategy Fund | Class H | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Russell 2000 2x Strategy Fund | Class H | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Russell 2000 2x Strategy Fund | Class H | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Russell 2000 2x Strategy Fund | Class H | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Russell 2000 2x Strategy Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Russell 2000 2x Strategy Fund | Class H | Russell 2000 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	149.60%
Russell 2000 2x Strategy Fund | Class H | Russell 2000 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Russell 2000 2x Strategy Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Russell 2000 2x Strategy Fund | Class H | Vanguard Russell 2000 E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Russell 2000 2x Strategy Fund | Class H | I Shares Russell 2000 Index E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Russell 2000 2x Strategy Fund | Class H | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000 2x Strategy Fund | Class H | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000 2x Strategy Fund | Class H | F T A I Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000 2x Strategy Fund | Class H | Corcept Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000 2x Strategy Fund | Class H | South State Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000 2x Strategy Fund | Class H | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000 2x Strategy Fund | Class H | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000 2x Strategy Fund | Class H | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Inverse Russell 2000 2x Strategy Fund | Class A | Russell 2000 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(168.80%)
Inverse Russell 2000 2x Strategy Fund | Class A | Russell 2000 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(31.10%)
Inverse Russell 2000 2x Strategy Fund | Class C | Russell 2000 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(168.80%)
Inverse Russell 2000 2x Strategy Fund | Class C | Russell 2000 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(31.10%)
Inverse Russell 2000 2x Strategy Fund | Class H | Russell 2000 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(168.80%)
Inverse Russell 2000 2x Strategy Fund | Class H | Russell 2000 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(31.10%)
S&P 500 2x Strategy Fund | Class A | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
S&P 500 2x Strategy Fund | Class A | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
S&P 500 2x Strategy Fund | Class A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
S&P 500 2x Strategy Fund | Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
S&P 500 2x Strategy Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
S&P 500 2x Strategy Fund | Class A | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
S&P 500 2x Strategy Fund | Class A | Samp P 500 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
S&P 500 2x Strategy Fund | Class A | Samp P 500 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
S&P 500 2x Strategy Fund | Class A | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
S&P 500 2x Strategy Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
S&P 500 2x Strategy Fund | Class A | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
S&P 500 2x Strategy Fund | Class A | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
S&P 500 2x Strategy Fund | Class A | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
S&P 500 2x Strategy Fund | Class A | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P 500 2x Strategy Fund | Class A | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P 500 2x Strategy Fund | Class A | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
S&P 500 2x Strategy Fund | Class A | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P 500 2x Strategy Fund | Class A | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P 500 2x Strategy Fund | Class A | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
S&P 500 2x Strategy Fund | Class C | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
S&P 500 2x Strategy Fund | Class C | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
S&P 500 2x Strategy Fund | Class C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
S&P 500 2x Strategy Fund | Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
S&P 500 2x Strategy Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
S&P 500 2x Strategy Fund | Class C | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
S&P 500 2x Strategy Fund | Class C | Samp P 500 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
S&P 500 2x Strategy Fund | Class C | Samp P 500 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
S&P 500 2x Strategy Fund | Class C | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
S&P 500 2x Strategy Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
S&P 500 2x Strategy Fund | Class C | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
S&P 500 2x Strategy Fund | Class C | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
S&P 500 2x Strategy Fund | Class C | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
S&P 500 2x Strategy Fund | Class C | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P 500 2x Strategy Fund | Class C | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P 500 2x Strategy Fund | Class C | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
S&P 500 2x Strategy Fund | Class C | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P 500 2x Strategy Fund | Class C | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P 500 2x Strategy Fund | Class C | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
S&P 500 2x Strategy Fund | Class H | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
S&P 500 2x Strategy Fund | Class H | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
S&P 500 2x Strategy Fund | Class H | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
S&P 500 2x Strategy Fund | Class H | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
S&P 500 2x Strategy Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
S&P 500 2x Strategy Fund | Class H | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
S&P 500 2x Strategy Fund | Class H | Samp P 500 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
S&P 500 2x Strategy Fund | Class H | Samp P 500 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
S&P 500 2x Strategy Fund | Class H | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
S&P 500 2x Strategy Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
S&P 500 2x Strategy Fund | Class H | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
S&P 500 2x Strategy Fund | Class H | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
S&P 500 2x Strategy Fund | Class H | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
S&P 500 2x Strategy Fund | Class H | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P 500 2x Strategy Fund | Class H | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P 500 2x Strategy Fund | Class H | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
S&P 500 2x Strategy Fund | Class H | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P 500 2x Strategy Fund | Class H | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P 500 2x Strategy Fund | Class H | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Inverse S&P 500 2x Strategy Fund | Class A | Samp P 500 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(162.10%)
Inverse S&P 500 2x Strategy Fund | Class A | Samp P 500 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(37.30%)
Inverse S&P 500 2x Strategy Fund | Class C | Samp P 500 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(162.10%)
Inverse S&P 500 2x Strategy Fund | Class C | Samp P 500 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(37.30%)
Inverse S&P 500 2x Strategy Fund | Class H | Samp P 500 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(162.10%)
Inverse S&P 500 2x Strategy Fund | Class H | Samp P 500 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(37.30%)